INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 1)		12 Months Ended
		Mar. 31, 2015 USD ($) Number		Mar. 31, 2014 USD ($) Number
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred		48		23
Sale of Underlying Operating Partnership		7		15
Partnership Proceeds from Disposition | $		$ 12,631,500	[1]	$ 10,499,552	[2]
Gain on Disposition | $		$ 12,941,795		$ 9,882,625
Series Twenty [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred		4		3
Sale of Underlying Operating Partnership		0		0
Partnership Proceeds from Disposition | $		$ 70,580	[1]	$ 722,000	[2]
Gain on Disposition | $		70,580		$ 722,000
Series Twenty One [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred				1
Sale of Underlying Operating Partnership				0
Partnership Proceeds from Disposition | $		0		$ 79,000	[2]
Gain on Disposition | $		$ 0		$ 79,000
Series Twenty Two [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred		1		2
Sale of Underlying Operating Partnership		1		0
Partnership Proceeds from Disposition | $		$ 166,896	[1]	$ 0	[2]
Gain on Disposition | $		$ 166,896		0
Series Twenty Three [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred		1
Sale of Underlying Operating Partnership		1
Partnership Proceeds from Disposition | $		$ 426,346	[1]	0
Gain on Disposition | $		$ 426,346		$ 0
Series Twenty Four [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred		0		3
Sale of Underlying Operating Partnership		1		3
Partnership Proceeds from Disposition | $		$ 127,287	[1]	$ 1,630,062	[2]
Gain on Disposition | $		$ 207,327		$ 1,630,062
Series Twenty Five [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred		2		1
Sale of Underlying Operating Partnership		0		0
Partnership Proceeds from Disposition | $		$ 1,295,124	[1]	$ 618,889	[2]
Gain on Disposition | $		$ 1,295,124		$ 0
Series Twenty Six [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred		5		1
Sale of Underlying Operating Partnership		2		6
Partnership Proceeds from Disposition | $		$ 576,832	[1]	$ 2,801,657	[2]
Gain on Disposition | $		$ 647,125		$ 2,801,657
Series Twenty Seven [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred		3		2
Sale of Underlying Operating Partnership		0		1
Partnership Proceeds from Disposition | $		$ 234,376	[1]	$ 2,508,394	[2]
Gain on Disposition | $		$ 237,896		$ 2,508,394
Series Twenty Eight [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred		8		1
Sale of Underlying Operating Partnership		0		0
Partnership Proceeds from Disposition | $		$ 5,813,850	[1]	$ 939,495	[2]
Gain on Disposition | $		$ 5,854,818		$ 939,495
Series Twenty Nine [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred		7		2
Sale of Underlying Operating Partnership		0		2
Partnership Proceeds from Disposition | $		$ 278,493	[1]	$ 342,694	[2]
Gain on Disposition | $		$ 278,493		344,656
Series Thirty [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred		5
Sale of Underlying Operating Partnership		0
Partnership Proceeds from Disposition | $		$ 21,630	[1]	0
Gain on Disposition | $		$ 94,887		$ 0
Series Thirty One [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred		2		3
Sale of Underlying Operating Partnership		1		0
Partnership Proceeds from Disposition | $		$ 2,840,263	[1]	$ 624,556	[2]
Gain on Disposition | $		$ 2,840,263		$ 624,556
Series Thirty Two [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred		3		1
Sale of Underlying Operating Partnership		0		0
Partnership Proceeds from Disposition | $		$ 105,416	[1]	$ 3,428	[2]
Gain on Disposition | $		$ 107,673		3,428
Series Thirty Three [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred		2
Sale of Underlying Operating Partnership		0
Partnership Proceeds from Disposition | $		$ 53,079	[1]	0
Gain on Disposition | $		$ 53,079		$ 0
Series Thirty Four [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred		3		1
Sale of Underlying Operating Partnership		0		0
Partnership Proceeds from Disposition | $		$ 502,727	[1]	$ 176,333	[2]
Gain on Disposition | $		$ 502,727		176,333
Series Thirty Five [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred		1
Sale of Underlying Operating Partnership		0
Partnership Proceeds from Disposition | $		$ 0	[1]	0
Gain on Disposition | $		$ 0
Series Thirty Six [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred		0
Sale of Underlying Operating Partnership		0
Partnership Proceeds from Disposition | $		$ 25,054	[1]	0
Gain on Disposition | $		$ 25,054		0
Series Thirty Seven [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred		1
Sale of Underlying Operating Partnership		0
Partnership Proceeds from Disposition | $		$ 0	[1]	0
Gain on Disposition | $		$ 0
Series Thirty Nine [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred		0
Sale of Underlying Operating Partnership		0
Partnership Proceeds from Disposition | $		$ 29,999	[1]	0
Gain on Disposition | $		29,999		$ 0
Series Forty One [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred				1
Sale of Underlying Operating Partnership				0
Partnership Proceeds from Disposition | $		0		$ 52,000	[2]
Gain on Disposition | $		$ 0		$ 52,000
Series Fourty Two [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred		0
Sale of Underlying Operating Partnership		1
Partnership Proceeds from Disposition | $	[1]	$ 63,548
Gain on Disposition | $		103,508
Series Forty Four [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred				0
Sale of Underlying Operating Partnership				2
Partnership Proceeds from Disposition | $		0		$ 0	[2]
Gain on Disposition | $				$ 0
Series Forty Five [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred				1
Sale of Underlying Operating Partnership				1
Partnership Proceeds from Disposition | $		0		$ 1,044	[2]
Gain on Disposition | $		$ 0		$ 1,044

[1]	Fund proceeds from disposition does not include the following amounts which were due to writeoffs of capital contribution payables of $1,293, $3,520, $40,968, $22,257 and $2,257, for Series 26, Series 27, Series 28, Series 30 and Series 32, respectively. As well as proceeds from disposition recorded as a receivable of $80,040, $69,000, $51,000 and $39,960, for Series 24, Series 26, Series 30 and Series 42, respectively.
[2]	Fund proceeds from disposition include $618,889 recorded as a receivable as of March 31, 2013, for Series 25. Proceeds from disposition does not include $1,962 which was due to a writeoff of capital contribution payable for Series 29.